Document and Entity Information	Aug. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832148
Document Type	8-K
Document Period End Date	Aug. 14, 2026
Entity Registrant Name	SLR HC BDC LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56247
Entity Tax Identification Number	85-1801692
Entity Address, Address Line One	500 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	993-1670
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false